Cover	Sep. 18, 2019
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2019
Entity File Number	001-33664
Entity Registrant Name	Charter Communications, Inc.
Entity Central Index Key	0001091667
Entity Tax Identification Number	84-1496755
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Atlantic Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	905-7801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $.001 Par Value
Trading Symbol	“CHTR”
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
CCO Holdings LLC [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2019
Entity File Number	001-37789
Entity Registrant Name	CCO Holdings, LLC
Entity Central Index Key	0001271833
Entity Tax Identification Number	86-1067239
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Atlantic Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	905-7801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
CCO Holdings Capital Corp [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2019
Entity File Number	333-112593-01
Entity Registrant Name	CCO Holdings Capital Corp.
Entity Central Index Key	0001271834
Entity Tax Identification Number	20-0257904
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Atlantic Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	905-7801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false